Bitwise Crypto Industry Innovators ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
Common Stocks – 99.8%
Consumer Discretionary – 5.5%
MercadoLibre, Inc.
*
............................................................ 2,922 $ 5,052,196
Metaplanet, Inc.
*
.............................................................. 7,241,700 13,382,738
18,434,934
Financials – 29.0%
Bank of New York Mellon Corp. (The) ............................................. 45,328 5,377,261
BlackRock, Inc. ............................................................... 5,468 5,258,630
Bullish
*
...................................................................... 307,777 10,996,872
CME Group, Inc. .............................................................. 16,471 4,864,710
Coinbase Global, Inc., Class A
*
................................................... 61,796 10,790,200
DBS Group Holdings Ltd. ....................................................... 121,512 5,359,092
Etoro Group Ltd., Class A
*
...................................................... 108,836 3,268,345
Figure Technology Solutions, Inc., Class A
*
......................................... 249,960 8,486,142
Galaxy Digital, Inc., Class A
*
..................................................... 592,901 10,939,023
Mastercard, Inc., Class A ....................................................... 9,999 4,996,100
NU Holdings Ltd., Class A
*
...................................................... 358,233 5,147,808
OSL Group Ltd.
*
.............................................................. 4,197,500 7,495,345
Robinhood Markets, Inc., Class A
*
................................................ 67,752 4,695,214
Societe Generale SA ........................................................... 67,814 4,825,663
Visa, Inc., Class A ............................................................. 16,458 4,974,266
97,474,671
Information Technology – 65.3%
Bitdeer Technologies Group, Class A
*
.............................................. 1,011,786 8,751,949
Bitfarms Ltd.
*
................................................................. 3,822,605 7,477,849
BitMine Immersion Technologies, Inc. ............................................. 829,929 16,415,996
Cipher Digital, Inc.
*
............................................................ 1,150,446 14,806,240
Circle Internet Group, Inc.
*
...................................................... 153,755 14,669,764
Cleanspark, Inc.
*
.............................................................. 1,701,310 14,478,148
Core Scientific, Inc.
*
........................................................... 1,054,448 15,774,542
Hut 8 Corp.
*
.................................................................. 333,646 15,597,481
IREN Ltd.
*
................................................................... 948,779 32,524,144
MARA Holdings, Inc.
*
.......................................................... 1,956,189 15,962,502
Riot Platforms, Inc.
*
............................................................ 1,106,183 13,672,422
Strategy, Inc.
*
................................................................. 260,768 32,543,846
Terawulf, Inc.
*
................................................................ 1,139,569 16,443,981
219,118,864
Total Common Stocks (Cost $344,569,922) ....................................................... 335,028,469
Money Market Funds – 0.3%
DWS Government Money Market Series Institutional, 3.60%
(a)
(Cost $1,004,732) ........................................................... 1,004,732 1,004,732
Total Investments – 100.1%
(Cost $345,574,654) ......................................................................... $ 336,033,201
Liabilities in Excess of Other Assets – (0.1)% ....................................................... (259,779)
Net Assets – 100.0% .......................................................................... $ 335,773,422
* Non Income Producing
(a) Rate shown reflects the 7-day yield as of March 31, 2026.

Bitwise Crypto Industry Innovators ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Summary of Investment Type
Industry
% of Net
Assets
Information Technology ........................................................................... 65.3%
Financials ...................................................................................... 29.0%
Consumer Discretionary ........................................................................... 5.5%
Money Market Funds ............................................................................. 0.3%
Total Investments ................................................................................ 100.1%
Liabilities in Excess of Other Assets .................................................................. (0.1)%
Net Assets ..................................................................................... 100.0%
Country Breakdown
^
Country
% of Net
Assets
United States .................................................................................... 67.1%
Australia ....................................................................................... 9.7%
Canada ........................................................................................ 6.8%
Japan .......................................................................................... 4.0%
Cayman Islands ................................................................................. 3.3%
Brazil .......................................................................................... 3.0%
China .......................................................................................... 2.2%
Singapore ...................................................................................... 1.6%
France ......................................................................................... 1.4%
Israel .......................................................................................... 1.0%
Liabilities in Excess of Other Assets .................................................................. (0.1)%
Total .......................................................................................... 100.0%
^ The Fund's country breakdown may change over time.